7. Fair Value of Financial Instruments (Details - Investment rollforward) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Investment in equities, beginning balance	$ 109,532	$ 59,753
Total unrealized losses included in other comprehensive loss	0	8,518
Purchases of Rio Silver Equities	0	58,297
Change in fair value	(38,923)	0
Investment in equities, ending balance	$ 70,609	$ 109,532